Provisions - Summary Of Details Of Provisions (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of other provisions [line items]
Provisions		₩ 806,031		$ 624,346	₩ 545,865
Asset retirement obligation
Disclosure of other provisions [line items]
Provisions		95,179			82,717
Provision for guarantees
Disclosure of other provisions [line items]
Provisions		80,703	[1]		76,508	[1]	₩ 74,866	₩ 89,592
Provision for financial guarantee contract		50,125			47,969
Provisions for unused loan commitments
Disclosure of other provisions [line items]
Provisions		135,335			106,033		₩ 112,296	₩ 122,155
Other provisions
Disclosure of other provisions [line items]
Provisions	[2]	₩ 494,814			₩ 280,607

[1]	Provisions for guarantees includes provision for financial guarantee of 47,969 million Won and 50,125 million Won as of December 31, 2022 and 2023, respectively.
[2]	Other provisions consist of provision for litigation, loss compensation and others.